Document and Entity Information	Dec. 28, 2023
Prospectus:
Document Type	497
Document Period End Date	Aug. 05, 2024
Entity Registrant Name	CAVANAL HILL FUNDS
Entity Central Index Key	0000864508
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 05, 2024
Document Effective Date	Aug. 05, 2024
Prospectus Date	Dec. 28, 2023
Limited Duration Fund | Investor
Prospectus:
Trading Symbol	APSTX
Limited Duration Fund | Institutional
Prospectus:
Trading Symbol	AISTX
Limited Duration Fund | Class A
Prospectus:
Trading Symbol	AASTX